Condensed Consolidated Balance Sheets - USD ($)		Dec. 31, 2022	Jun. 30, 2022
CURRENT ASSETS:
Cash and cash equivalents		$ 1,293,599	$ 872,313
Accounts receivable, net		626,995	2,507,981
Other receivables		332	6,819,050
Prepayments		22,879,050	17,666,664
Total current assets		24,799,976	27,866,008
NON-CURRENT ASSETS
Plant and equipment, net		23,628	30,228
Intangible assets, net		22,859,594	25,566,958
Total non-current assets		22,883,222	25,597,186
Total assets		47,683,198	53,463,194
CURRENT LIABILITIES:
Accounts payable		3,270,945	3,770,945
Other payables and accrued liabilities		673,598	885,601
Other payables - related parties		680,000	362,884
Total current liabilities		4,624,543	5,019,430
Total liabilities		4,624,543	5,019,430
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY:
Ordinary shares, $0.04 par value, 800,000,000 shares authorized, 9,569,700 and 2,758,920 shares issued and outstanding as of December 31, 2022 and June 30, 2022, respectively*	[1]	382,788	192,788
Additional paid-in-capital		203,311,844	195,654,317
Deferred stock compensation		(1,088,402)	(32,978)
Accumulated deficit		(159,547,575)	(147,370,363)
Total shareholders’ equity		43,058,655	48,443,764
Total liabilities and shareholders’ equity		$ 47,683,198	$ 53,463,194

[1]	Giving retroactive effect to the 40-for-1 reverse share split on September 26, 2022.